Interest in Other Entities (Details) - Schedule of short term loans - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Interest in Other Entities (Details) - Schedule of short term loans [Line Items]
Short term loans	$ 927
Amazon Loans [Member]
Interest in Other Entities (Details) - Schedule of short term loans [Line Items]
Short term loans	101
Related parties [Member]
Interest in Other Entities (Details) - Schedule of short term loans [Line Items]
Short term loans	111
Third parties loans [Member]
Interest in Other Entities (Details) - Schedule of short term loans [Line Items]
Short term loans	$ 715